Assets Held For Sale (Schedule Of Changes In The Carrying Value Of Assets Held For Sale) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Assets Held For Sale [Roll Forward]
Beginning balance	€ 6,862	€ 6,347
Foreign currency translation effect	(864)	515
Ending balance	5,998	6,862
Japan [Member]
Assets Held For Sale [Roll Forward]
Beginning balance	6,585	6,070
Foreign currency translation effect	(864)	515
Ending balance	5,721	6,585
The Netherlands [Member]
Assets Held For Sale [Roll Forward]
Beginning balance	277	277
Foreign currency translation effect	0	0
Ending balance	€ 277	€ 277